Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 40,000	$ 25,000	$ 81,000	$ 49,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount						$ 5,000,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	2,100,000		2,100,000		$ 1,500,000
Allowance account for credit losses of financial assets at end of period	0		0		0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount						$ 500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 4,300,000		$ 4,300,000		$ 3,900,000